Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Current receivables
Trade receivables	1,433	-	-
Contract assets	64	221	254
Other current assets	86	82	67
Prepayments	1,124	822	79
Other receivables	71,694	69,612	9,643
Current tax receivable	-	-	-
Total	74,401	70,737	10,043

Schedule of analysis of trade receivables	Analysis of trade receivables:
	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Trade receivables	1,433	-	-
Less: credit note provision	-	-	-
Total	1,433	-	-

Schedule of maximum exposure to credit risk for trade receivables

The maximum exposure to credit risk for trade receivables by geographic region was:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024

United States	11	-	-
Australia	198	-	-
Netherlands	-	-	-
Norway	1,224	-	-
	1,433	-	-

Schedule of aging of the trade receivables, net of provisions	The aging of the trade receivables, net of is:
	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
0-90 days	1,422	-	-
Greater than 90 days	11	-	-
Total	1,433	-	-